advance billings and customer deposits	12 Months Ended
Dec. 31, 2020
advance billings and customer deposits
advance billings and customer deposits

24   advance billings and customer deposits

As at December 31 (millions)	2020	2019
Advance billings	$551	$522
Deferred customer activation and connection fees	7	9
Customer deposits	34	14
Contract liabilities	592	545
Other	180	130
	$772	$675

Contract liabilities represent our future performance obligations to customers in respect of services and/or equipment for which we have received consideration from the customer or for which an amount is due from the customer. Our contract liability balances, and the changes in those balances, are set out in the following table:

Years ended December 31 (millions)	Note	2020	2019
Balance, beginning of period		$801	$811
Revenue deferred in previous period and recognized in current period		(577)	(648)
Net additions arising from operations		539	605
Additions arising from business acquisitions	18(b)	43	33
Balance, end of period		$806	$801
Current		$735	$718
Non-current	27
Deferred revenues		61	70
Deferred customer activation and connection fees		10	13
		$806	$801
Reconciliation of contract liabilities presented in the Consolidated statements of financial position – current
Gross contract liabilities		$735	$718
Reclassification to contract assets for contracts with contract liabilities less than contract assets		(133)	(166)
Reclassification from contract assets for contracts with contract assets less than contract liabilities		(10)	(7)
		$592	$545